Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	39	8
Pre-Modification Outstanding Recorded Investment	$ 3,995	$ 3,760
Post-Modification Outstanding Recorded Investment	3,909	3,691
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	6	3
Pre-Modification Outstanding Recorded Investment	984	1,506
Post-Modification Outstanding Recorded Investment	976	1,506
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	3	3
Pre-Modification Outstanding Recorded Investment	1,205	2,074
Post-Modification Outstanding Recorded Investment	1,205	2,004
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	25	2
Pre-Modification Outstanding Recorded Investment	1,740	180
Post-Modification Outstanding Recorded Investment	1,662	181
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	$ 66